Fund Summary
Templeton Global Bond Fund
Investment Goal
Current income with capital appreciation and growth of income.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 91 in the Fund's Prospectus and under “Buying and Selling Shares” on page 68 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Templeton Global Bond Fund	Class A	Class C	Class R	Class R6		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	none	none	[1]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	[1]	none
[1]	The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Templeton Global Bond Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	0.65%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.25%	0.25%	0.25%	0.16%	0.25%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.91%	1.31%	1.16%	0.57%	0.66%
Fee Waiver or Reimbursement	[3]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)	[2]	0.90%	1.30%	1.15%	0.56%	0.65%
[1]	Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.
[2]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Templeton Global Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	513	702	907	1,497
Class C	232	414	717	1,579
Class R	117	368	637	1,409
Class R6	57	180	315	708
Advisor Class	66	210	367	822

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Templeton Global Bond Fund Class C	132	414	717	1,579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41.70% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

The Fund invests predominantly in bonds issued by governments and government agencies located around the world. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets are invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by at least one independent rating agency, such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's investment manager to be of comparable quality. The Fund may invest up to 25% of its total assets in bonds that are rated below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For purposes of pursuing its investment goals, the Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The Fund may also enter into various other transactions involving derivatives, including swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies.

The investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or "high-yield" debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Derivative Instruments

The performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Inflation-Indexed Securities

Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q4'04	10.37%
Worst Quarter:	Q3'11	-7.76%
As of March 31, 2013, the Fund's year-to-date return was 1.35%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2012
Average Annual Total Returns Templeton Global Bond Fund	Label	1 Year	5 Years	10 Years
Citigroup World Government Bond Index (WGBI)		1.65%	5.27%	6.04%
Class A	Return Before Taxes	10.89%	9.03%	10.08%
Class A After Taxes on Distributions		8.51%	6.78%	7.88%
Class A After Taxes on Distributions and Sales		7.34%	6.46%	7.49%
Class C		14.40%	9.54%	10.12%
Class R		15.52%	10.00%	10.39%
Advisor Class		16.15%	10.25%	10.84%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

Historical performance for Class R shares prior to their inception is based on the performance of Class A shares. Class R performance has been adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Templeton Global Total Return Fund
Investment Goal
Total investment return consisting of a combination of interest income, capital appreciation, and currency gains.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 91 in the Fund's Prospectus and under “Buying and Selling Shares” on page 68 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Templeton Global Total Return Fund	Class A	Class C	Class R	Class R6		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	none	none	[1]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	[1]	none
[1]	The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Templeton Global Total Return Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees		0.25%	0.65%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.38%	0.38%	0.38%	0.32%	0.38%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.06%	1.46%	1.31%	0.75%	0.81%
Fee Waiver or Reimbursement	[3]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)	[2]	1.05%	1.45%	1.30%	0.74%	0.80%
[1]	Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.
[2]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Templeton Global Total Return Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	528	747	984	1,664
Class C	248	461	797	1,746
Class R	132	414	717	1,579
Class R6	76	239	417	932
Advisor Class	82	258	449	1,001

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Templeton Global Total Return Fund Class C	148	461	797	1,746

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.98% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund's assets will be invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may buy bonds rated in any category, including securities in default. The Fund may invest in debt securities of any maturity, and the average maturity of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions.

For purposes of pursuing its investment goals, the Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The Fund may also enter into various other transactions involving derivatives, including swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies.

The investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or "high-yield" debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Derivative Instruments

The performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Inflation-Indexed Securities

Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	12.03%
Worst Quarter:	Q3'11	-7.92%
As of March 31, 2013, the Fund's year-to-date return was 2.04%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2012
Average Annual Total Returns Templeton Global Total Return Fund	Label	1 Year	Since Inception	Inception Date
Barclays Multiverse Index		4.84%	7.43%
Class A	Return Before Taxes	14.00%	13.23%	Sep. 30, 2008
Class A After Taxes on Distributions		11.40%	10.89%	Sep. 30, 2008
Class A After Taxes on Distributions and Sales		9.08%	10.03%	Sep. 30, 2008
Class C		17.58%	13.93%	Sep. 30, 2008
Class R		18.73%	14.13%	Sep. 30, 2008
Advisor Class		19.31%	14.67%	Sep. 30, 2008

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Templeton International Bond Fund
Investment Goal
Current income with capital appreciation and growth of income.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 91 in the Fund's Prospectus and under “Buying and Selling Shares” on page 68 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Templeton International Bond Fund	Class A	Class C	Class R	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Templeton International Bond Fund		Class A	Class C	Class R	Advisor Class
Management Fees (as a percentage of Assets)		0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees		0.30%	0.65%	0.50%	none
Other Expenses (as a percentage of Assets):		0.46%	0.46%	0.46%	0.46%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.25%	1.60%	1.45%	0.95%
Fee Waiver or Reimbursement	[1]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Net Expenses (as a percentage of Assets)	[2]	1.05%	1.40%	1.25%	0.75%
[1]	The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.74% (other than certain non-routine expenses) until December 31, 2013. The investment manager also has agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next l2-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.
[2]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Templeton International Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	528	786	1,064	1,856
Class C	243	485	852	1,884
Class R	127	439	773	1,719
Advisor Class	77	283	506	1,149

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Templeton International Bond Fund Class C	143	485	852	1,884

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33.95% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

The Fund invests predominantly in bonds issued by governments and government agencies located outside the U.S. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund's assets are invested in issuers located in at least three countries. The Fund may invest without limit in developing markets.

Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by at least one independent rating agency, such as Standard & Poor's (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's investment manager to be of comparable quality. The Fund may invest up to 35% of its total assets in bonds that are rated below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For purposes of pursuing its investment goals, the Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies.

The investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or "high-yield" debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Derivative Instruments

The performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Inflation-Indexed Securities

Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	9.61%
Worst Quarter:	Q3'11	-6.65%
As of September 30, 2012, the Fund's year-to-date return was 9.94%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2012
Average Annual Total Returns Templeton International Bond Fund	Label	1 Year	Since Inception	Inception Date
Citigroup Non-U.S. World Government Bond Index (ex-U.S. WGBI)		5.17%	5.90%
Class A	Return Before Taxes	(5.46%)	6.87%	Dec. 03, 2007
Class A After Taxes on Distributions		(6.86%)	5.08%	Dec. 03, 2007
Class A After Taxes on Distributions and Sales		(2.75%)	6.20%	Dec. 03, 2007
Class C		(2.67%)	7.65%	Dec. 03, 2007
Class R		(1.49%)	7.81%	Dec. 03, 2007
Advisor Class		(1.00%)	8.32%	Dec. 03, 2007

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.